Other Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2023
Other Receivables Net [Abstract]
Schedule of other receivables	Other receivables consisted of the following:
	June 30, 2023	June 30, 2022
Others	$332	$-
Receivables from vendors upon cancellation of concerts	13,000,000	-
Receivable from sale of equipment	-	6,819,050
Other receivables	13,000,332	6,819,050
Allowance for credit losses	(7,500,000)	-
Other receivables, net	$5,500,332	$6,819,050